INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:
	2017		2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$6,118	$4,532	$6,118	$4,186

Intangible amortization expense was $0.3 million in each of 2017, 2016 and 2015, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2017, follows:
(In thousands)
2018	$346
2019	346
2020	346
2021	346
2022	202
Total	$1,586